FAIR VALUE - DEBT (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total lease liability	$ 74,159	$ 35,400
NJNG
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt issuance costs	9,195	9,027
Fair market value | Solar Asset Financing | Clean Energy Ventures
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	149,200	98,600
NJR
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt issuance costs	3,400	2,000
Significant Other Observable Inputs (Level 2) | NJNG | Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	1,092,845	892,845
Significant Other Observable Inputs (Level 2) | NJNG | Fair market value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	1,271,715	984,129
Significant Other Observable Inputs (Level 2) | NJR | Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	1,010,000	550,000
Significant Other Observable Inputs (Level 2) | NJR | Fair market value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	$ 1,146,033	$ 584,735